Description of Business, Organization, and Basis of Presentation (Details) - Schedule of of operations of the VIEs - Variable Interest Entities, Primary Beneficiary [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenue	¥ 1,326,918,761	¥ 1,915,875,820	¥ 2,939,040,096
Net income	¥ 579,742,472	¥ 658,400,554	¥ 663,949,174